Rule 497(e)

Registration Nos. 333-178767 and 811-22652

First Trust VARIABLE INSURANCE TRUST

(the “Trust”)

FIRST TRUST CAPITAL STRENGTH PORTFOLIO

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO

FIRST TRUST INTERNATIONAL DEVELOPED CAPITAL STRENGTH® PORTFOLIO

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO

(each a “Fund”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS, SUMMARY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED NOBEMBER 1, 2023

Notwithstanding anything to the contrary in each Fund’s Prospectus, Summary Prospectus or Statement of Additional Information, effective February 23, 2024, each Fund will no longer offer Class II shares, and Class II will be terminated as a class of shares of each Fund. If you hold Class II shares of a Fund, you should consult with your financial professional or Lincoln Financial Group prior to such termination to discuss appropriate steps to be taken.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE